PREPAIDS AND ADVANCES	12 Months Ended
Dec. 31, 2012
Prepaid Expenses and Advances Disclosure [Abstract]
Prepaid Expenses And Advances Disclosure [Text Block]
3.	PREPAIDS AND ADVANCES

The prepaids and advances primarily consist of $133,110 for employee and travel advances, $54,296 for prepaid rent and $17,633 for prepaid insurance as at December 31, 2012 (December 31, 2011 - $25,788 for insurance claim receivable and $47,037 for prepaid insurance). Other items included in the prepaids and advances total $520 (December 31, 2011 - $3,073).